  STATEMENT OF ADDITIONAL INFORMATION
   The date of this Statement of Additional Information is April 29, 2002, revised to May 1, 2002.

         T. ROWE PRICE EQUITY SERIES, INC. (the "Corporation")
              T. Rowe Price Blue Chip Growth Portfolio
              T. Rowe Price Blue Chip Growth Portfolio-II
              T. Rowe Price Equity Income Portfolio
              T. Rowe Price Equity Income Portfolio-II
              T. Rowe Price Equity Index 500 Portfolio
              T. Rowe Price Health Sciences Portfolio
              T. Rowe Price Health Sciences Portfolio-II
              T. Rowe Price Mid-Cap Growth Portfolio
              T. Rowe Price Mid-Cap Growth Portfolio-II
              T. Rowe Price New America Growth Portfolio
              T. Rowe Price Personal Strategy Balanced Portfolio
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   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

   Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated April 29, 2002, revised to May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   The fund's (other than the II class's) financial statements for the fiscal year ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report and incorporated by reference into this Statement of Additional Information.


                                                                  C15-143 5/1/02

                              TABLE OF CONTENTS
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                        Page                                             Page
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Capital Stock             58       Legal Counsel                           59

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Code of Ethics             5       Management of the Fund                  29
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Custodian                 49       Net Asset Value per Share                5
                                                                            4
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Distributor for the        4       Portfolio Management Practices           1
Funds                      8                                                4
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Dividends and              5       Portfolio Transactions                   5
Distributions              5                                                0
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Federal Registration      59       Pricing of Securities                    5
of Shares                                                                   4
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Independent               59       Principal Holders of Securities          4
Accountants                                                                 4
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Investment Management      4       Ratings of Commercial Paper              6
Services                   6                                                1
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Investment Objectives      2       Ratings of Corporate Debt Securities     6
and Policies                                                                1
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Investment Performance     5       Risk Factors                             2
                           6
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Investment Program         6       Tax Status                               5
                                                                            5
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Investment                 2
Restrictions               6
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 INVESTMENT OBJECTIVES AND POLICIES
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   The following information supplements the discussion of the fund's investment objectives and policies discussed in the fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the fund are not fundamental policies. The fund's operating policies are subject to change by its Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")



 RISK FACTORS
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   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

   Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. With the exception of the Personal Strategy

   Balanced Portfolio, the funds will normally have substantially all of its assets in equity securities (e.g., common stocks). This portion of the fund's assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   All funds except Equity Index 500 Portfolio

   Foreign securities
   The fund may invest in U.S. dollar-denominated and non-U.S.
   dollar-denominated securities of foreign issuers.

  . Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

  . Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  . Japan

   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

   Foreign Trade Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.



 INVESTMENT PROGRAM
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                               Types of Securities

   Set forth below is additional information about certain of the investments described in the fund's prospectus.


                               Hybrid Instruments

   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund's investment in hybrid instruments will account for more than 10% of the fund's return (positive or negative).


                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes;
   (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


                                 Debt Securities

   Blue Chip Growth, Equity Income, and Personal Strategy Balanced Portfolios

   Debt Obligations Although a majority of the fund's assets are invested in common stocks, the fund may invest in convertible securities, corporate and government debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund's objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund's investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default-the nonpayment of interest or principal by the issuer-than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The fund may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the fund was investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

   Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

  . U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, banker's acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


             When-Issued Securities and Forward Commitment Contracts

   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.

   Personal Strategy Balanced Portfolio


                           Mortgage-Related Securities

   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

  . Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

  . U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund's quality standards.

  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund's Board of Directors. The fund's Board of Directors has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.



 PORTFOLIO MANAGEMENT PRACTICES
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                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")


                              Money Market Reserves

   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe

   Price family of mutual funds and other clients of T. Rowe . Price. Currently, two such money market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund

   ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

   All funds except Equity Index 500 Portfolio


                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.

   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis. This means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

   The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

   Equity Index 500 Portfolio


                                     Options

   Options are a type of potentially high-risk derivative.

   The only option activity the fund currently may engage in is the purchase of S&P 500 call options. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the fund reserves the right to engage in other options activity.

   All funds


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

   The Equity Index 500 Portfolio may only enter into stock index futures which are appropriate for its investment program to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. It will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations
   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

   Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).


               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time of which the net asset value per share of the fund is computed (close of New York Stock Exchange), or in the absence of such sale, the mean of closing bid and ask prices.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts

   The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset, or exercised.

   All funds except Equity Index 500 Portfolio


                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.


   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

All Funds

    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry provided, however, that Health Sciences Portfolio will invest more than

       25% of its total assets in the health sciences industry as defined in the fund's prospectus;

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3):

         . U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

         . Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports.

         . It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

         . Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the industry limitation of 25%.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

       For purposes of investment restriction (5), the fund will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.


                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

All funds except Equity Index 500 Portfolio

       The fund will limit borrowing for any variable annuity separate account to (a) 10% of net asset value when borrowing for any general purpose, and
       (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

       Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15 of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUND
 -------------------------------------------------------------------------------
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the
   T. Rowe Price funds' operations or the operations of parties dealing with the
   T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

                             Independent Directors*

                                                                                     Number of
                                      Term of Office(a)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held With                         During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  2001                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1994                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  1994                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  1994                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  1994                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1994                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart below.

                Fund Inception Dates
Fund                                   Inception Date
----                                   --------------
Blue Chip Growth Portfolio                    12/29/00
Equity Income Portfolio                        3/31/94
Equity Index 500 Portfolio                    12/29/00
Health Sciences Portfolio                     12/29/00
Mid-Cap Growth Portfolio                      12/31/96
New America Growth Portfolio                   3/31/94
Personal Strategy Balanced Portfolio          12/30/94
------------------------------------------------------




                                Inside Directors

                                   Term of                                Number of    O
                     Position(s)   Office(                                Portfolios   ther
                     Held          a                                      in Fund      Director
                     W             )            Principal Occupation(s)   Complex      ships of
Name, Address, and   ith           and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------



 John H. Laporte        Director   Director since    Managing Director, T. Rowe          15     None
 100 East Pratt Street             later of          Price; Managing Director and
 Baltimore, MD 21202               1994              Director, T. Rowe Price Group,
 7/26/45                                             Inc.
                                   or inception
                                   of fund(b)
---------------------------------------------------------------------------------------------------------


 James S. Riepe         Director   Director since    Vice Chairman of the Board,         97     None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1994              Director, T. Rowe Price and
 6/25/43                                             T. Rowe Price Group, Inc.;
                                   or inception      Chairman of the Board and
                                   of fund(          Director, T. Rowe Price
                                   c                 Investment Services, Inc.,
                                   )                 T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President, and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc., T. Rowe
                                                     Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited

---------------------------------------------------------------------------------------------------------

 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1994              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(          Director, and Managing
                                   c                 Director, T. Rowe Price;
                                   )                 Chairman, T. Rowe Price
                                                     Global Asset Management
                                                     Limited; Vice President and
                                                     Director, T. Rowe Price Trust
                                                     Company; Director, T. Rowe
                                                     Price Global Investment
                                                     Services Limited and T. Rowe

                                                     Price International, Inc.

----------------------------------------------------------------------------------------------------------


 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart above.


                                  Officers/(a)/

Name, Date of Birth, Address, and                     Position(s) Held With
Principal Occupations                                Fund
-------------------------------------------------------------------------------
Marc L. Baylin, 11/17/67                              Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Brian W.H. Berghuis, 10/12/58                         Executive Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Stephen W. Boesel, 12/28/44                           Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust
Company
-------------------------------------------------------------------------------
Joseph A. Carrier, 12/30/60                           Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and

T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Arthur B. Cecil III, 9/15/42                          Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Giri Devulapally, 11/18/67                            Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Anna M. Dopkin, 9/5/67                                Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Robert N. Gensler, 10/18/57                           Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Eric M. Gerster, 3/23/71                              Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Henry H. Hopkins, 12/23/42                            Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe
Price International, Inc. and T. Rowe Price
Retirement Plan Services, Inc.; Vice President and
Director, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
-------------------------------------------------------------------------------
Kris H. Jenner, 2/5/62                                Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
J. Jeffrey Lang, 1/10/62                              Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
-------------------------------------------------------------------------------
John D. Linehan, 1/21/65                              Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
Patricia B. Lippert, 1/12/53                          Secretary
Assistant Vice President, T. Rowe Price and T. Rowe
Price Investment Services, Inc.
-------------------------------------------------------------------------------
David S. Middleton, 1/18/56                           Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Joseph Milano, 9/14/72                                Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Larry J. Puglia, 8/25/60                              Executive Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Chartered Financial Analyst
-------------------------------------------------------------------------------
Brian C. Rogers, 6/27/55                              Executive Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Robert W. Smith, 4/11/61                              Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------
Michael F. Sola, 7/21/69                              Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
William J. Stromberg, 3/10/60                         Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Chartered Financial Analyst
-------------------------------------------------------------------------------
John F. Wakeman, 11/25/62                             Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Richard T. Whitney, 5/7/58                            Executive Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust
Company and
T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
R. Candler Young, 9/28/71                             Vice President
Assistant Vice President, T. Rowe Price
-------------------------------------------------------------------------------

(a)
  Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

All Funds

Name of Person               Aggregate Compensation From                   Total Compensation From Fund and
--------------               Fund(a)                                       Fund Complex Paid to Directors(b)
-------------------------------------------------------------------------  ---------------------------------------
                             ---------------------------------------------------------------------------------------
Blue Chip Growth Portfolio
                                                                        $                                        $
Calvin W. Burnett, Ph.D./c/                                            93                                  110,000
Anthony W. Deering /c/                                                 93                                  110,000
Donald W. Dick, Jr.                                              925                                    110,000
David K. Fagin                                                   927                                    112,000
F. Pierce Linaweaver/c/                                                93                                  113,000
Hanne M. Merriman                                                927                                    110,000
John G. Schreiber/c/                                                   93                                  113,000
Hubert D. Vos                                                    926                                    111,000
Paul M. Wythes                                                   925                                    113,000
--------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
Calvin W. Burnett, Ph.D./c/                                           164                                  110,000
Anthony W. Deering /c/                                                164                                  110,000
Donald W. Dick, Jr.                                            1,259                                    110,000
David K. Fagin                                                 1,593                                    112,000
F. Pierce Linaweaver/c/                                               262                                  113,000
Hanne M. Merriman                                              1,527                                    110,000
John G. Schreiber/c/                                                  262                                  113,000
Hubert D. Vos                                                  1,577                                    111,000
Paul M. Wythes                                                 1,371                                    113,000
--------------------------------------------------------------------------------------------------------------------
Equity Index 500 Portfolio
Calvin W. Burnett, Ph.D./c/                                            93                                  110,000
Anthony W. Deering /c/                                                 93                                  110,000
Donald W. Dick, Jr.                                              924                                    110,000
David K. Fagin                                                   949                                    112,000
F. Pierce Linaweaver/c/                                               127                                  113,000
Hanne M. Merriman                                                926                                    110,000
John G. Schreiber/c/                                                  127                                  113,000
Hubert D. Vos                                                    937                                    111,000
Paul M. Wythes                                                   960                                    113,000
--------------------------------------------------------------------------------------------------------------------
Health Sciences Portfolio
Calvin W. Burnett, Ph.D./c/                                            93                                  110,000
Anthony W. Deering /c/                                                 93                                  110,000
Donald W. Dick, Jr.                                              924                                    110,000
David K. Fagin                                                   933                                    112,000
F. Pierce Linaweaver/c/                                               102                                  113,000
Hanne M. Merriman                                                925                                    110,000
John G. Schreiber/c/                                                  102                                  113,000
Hubert D. Vos                                                    929                                    111,000
Paul M. Wythes                                                   934                                    113,000
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio
Calvin W. Burnett, Ph.D./c/                                           124                                  110,000
Anthony W. Deering /c/                                                124                                  110,000
Donald W. Dick, Jr.                                            1,075                                    110,000
David K. Fagin                                                 1,203                                    112,000
F. Pierce Linaweaver/c/                                               135                                  113,000
Hanne M. Merriman                                              1,195                                    110,000
John G. Schreiber/c/                                                  135                                  113,000
Hubert D. Vos                                                  1,208                                    111,000
Paul M. Wythes                                                 1,092                                    113,000
--------------------------------------------------------------------------------------------------------------------
New America Growth Portfolio
Calvin W. Burnett, Ph.D./c/                                           101                                  110,000
Anthony W. Deering /c/                                                101                                  110,000
Donald W. Dick, Jr.                                              968                                    110,000
David K. Fagin                                                 1,015                                    112,000
F. Pierce Linaweaver/c/                                               114                                  113,000
Hanne M. Merriman                                              1,007                                    110,000
John G. Schreiber/c/                                                  114                                  113,000
Hubert D. Vos                                                  1,014                                    111,000
Paul M. Wythes                                                   984                                    113,000
--------------------------------------------------------------------------------------------------------------------
Personal Strategy Balanced Portfolio
Calvin W. Burnett, Ph.D./c/                                           102                                  110,000
Anthony W. Deering /c/                                                102                                  110,000
Donald W. Dick, Jr.                                              973                                    110,000
David K. Fagin                                                 1,015                                    112,000
F. Pierce Linaweaver/c/                                               105                                  113,000
Hanne M. Merriman                                              1,014                                    110,000
John G. Schreiber/c/                                                  105                                  113,000
Hubert D. Vos                                                  1,017                                    111,000
Paul M. Wythes                                                   978                                    113,000
--------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                 Laporte           Riepe            Testa
-------------------------------------------------------------------------------
    Aggregate Holdings,
    -------------------
         All Funds            over $100,000    over $100,000   over $100,000
         ---------
-------------------------------------------------------------------------------
 Balanced Fund                     None        over $100,000        None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund             None            None             None
-------------------------------------------------------------------------------
 Blue Chip Growth                  None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio        None            None             None
-------------------------------------------------------------------------------
 California Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 California Tax-Free Money         None            None             None
 Fund
-------------------------------------------------------------------------------
 Capital Appreciation Fund    over $100,000    over $100,000        None
-------------------------------------------------------------------------------
 Capital Opportunity Fund    $50,001-$100,000      None             None
-------------------------------------------------------------------------------
 Corporate Income Fund             None            None             None
-------------------------------------------------------------------------------
 Developing Technologies      over $100,000        None             None
 Fund
-------------------------------------------------------------------------------
 Diversified Small-Cap             None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Dividend Growth Fund              None            None             None
-------------------------------------------------------------------------------
 Emerging Europe &                 None            None             None
 Mediterranean Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Emerging Markets Stock            None            None         over $100,000
 Fund
-------------------------------------------------------------------------------
 Equity Income Fund                None        over $100,000        None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor        None            None             None
 Class
-------------------------------------------------------------------------------
 Equity Income Portfolio           None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Fund             None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio        None            None             None
-------------------------------------------------------------------------------
 European Stock Fund         $10,001-$50,000       None             None
-------------------------------------------------------------------------------
 Extended Equity Market            None            None             None
 Index Fund
-------------------------------------------------------------------------------
 Financial Services Fund           None            None             None
-------------------------------------------------------------------------------
 Florida Intermediate              None            None             None
 Tax-Free Fund
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Global Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Global Technology Fund            None            None             None
-------------------------------------------------------------------------------
 GNMA Fund                         None            None             None
-------------------------------------------------------------------------------
 Government Reserve                None            None             None
 Investment Fund
-------------------------------------------------------------------------------
 Growth & Income Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Growth Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor         None            None             None
 Class
-------------------------------------------------------------------------------
 Health Sciences Fund              None            None         over $100,000
-------------------------------------------------------------------------------
 Health Sciences Portfolio         None            None             None
-------------------------------------------------------------------------------
 High Yield Fund                   None        over $100,000        None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor           None            None             None
 Class
-------------------------------------------------------------------------------
 Institutional Foreign             None            None             None
 Equity Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Value Fund
-------------------------------------------------------------------------------
 Institutional Mid-Cap             None            None             None
 Equity Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap           None            None             None
 Stock Fund
-------------------------------------------------------------------------------
 International Bond Fund           None            None             None
-------------------------------------------------------------------------------
 International Bond                None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Discovery      over $100,000     $1-$10,000      over $100,000
 Fund
-------------------------------------------------------------------------------
 International Equity Index        None            None             None
 Fund
-------------------------------------------------------------------------------
 International Growth &            None            None             None
 Income Fund
-------------------------------------------------------------------------------
 International Stock Fund     over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Japan Fund                        None        over $100,000        None
-------------------------------------------------------------------------------
 Latin America Fund                None            None             None
-------------------------------------------------------------------------------
 Limited-Term Bond                 None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Maryland Short-Term               None            None             None
 Tax-Free Bond Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond       over $100,000        None             None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Media & Telecommunications        None            None             None
 Fund
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund          over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 Mid-Cap Growth                    None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio          None            None             None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund                None            None             None
-------------------------------------------------------------------------------
 New America Growth Fund      over $100,000        None             None
-------------------------------------------------------------------------------
 New America Growth                None            None             None
 Portfolio
-------------------------------------------------------------------------------
 New Asia Fund                over $100,000     $1-$10,000          None
-------------------------------------------------------------------------------
 New Era Fund                      None            None             None
-------------------------------------------------------------------------------
 New Horizons Fund            over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 New Income Fund             $10,001-$50,000       None             None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth          None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Income          None            None             None
 Fund
-------------------------------------------------------------------------------
 Prime Reserve Fund          $10,001-$50,000   over $100,000   $10,001-$50,000
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS           None            None             None
 Class
-------------------------------------------------------------------------------
 Prime Reserve Portfolio           None            None             None
-------------------------------------------------------------------------------
 Real Estate Fund                  None            None             None
-------------------------------------------------------------------------------
 Reserve Investment Fund           None            None             None
-------------------------------------------------------------------------------
 Science & Technology Fund    over $100,000    over $100,000        None
-------------------------------------------------------------------------------
 Science & Technology              None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund              None            None             None
-------------------------------------------------------------------------------
 Small-Cap Stock                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Small-Cap Value Fund              None        over $100,000    over $100,000
-------------------------------------------------------------------------------
 Small-Cap Value                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Spectrum Growth Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum Income Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum International            None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund    over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Summit GNMA Fund                  None            None             None
-------------------------------------------------------------------------------
 Summit Municipal Income           None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Municipal                  None            None         over $100,000
 Intermediate Fund
-------------------------------------------------------------------------------
 Summit Municipal Money            None        over $100,000        None
 Market Fund
-------------------------------------------------------------------------------
 Tax-Efficient Balanced            None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund         None            None             None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund             None            None             None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS        None            None             None
 Class
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund          None            None             None
-------------------------------------------------------------------------------
 Tax-Free Income Fund              None            None        $10,001-$50,000
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond        None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Free                          None        over $100,000        None
 Short-Intermediate Fund
-------------------------------------------------------------------------------
 Total Equity Market Index         None        over $100,000        None
 Fund
-------------------------------------------------------------------------------
 U.S. Bond Index Fund              None            None             None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate        None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term           None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund          None            None             None
-------------------------------------------------------------------------------
 Value Fund                   over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Value Fund-Advisor Class          None            None             None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of March 28, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 28, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Blue Chip Growth Portfolio: T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009/a/; Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 S.W. Harrison Street, Topeka, KS 66636-0002/b/; Western Reserve Life Assurance Company of Ohio, EM Operational Accounting, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-2390/c/.

   /a/ T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe
     Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 28.36% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   /b/ Security Benefit Life Insurance Company, a subsidiary of Kansas Security
     Benefit Group, a Kansas corporation, owns 35.12% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   /c/ Western Reserve Life, an Ohio corporation, owns 35.32% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   Equity Income Portfolio: Security Benefit Life Insurance Company (7.47%), FBO
   T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002; United Of Omaha-Series V (7.36%), Attn.:
   Product Accounting and Reporting, 11th Floor, Mutual Of Omaha Plaza, Omaha, NE 68175-0001; American United Life Separate Account II (17.84%), Attn.: Bill Flory, P.O. Box 1995, Indianapolis, IN 46206-9102; American United Life, American Unit Trust (6.77%), Attn.: Bill Flory, P.O. Box 1995, Indianapolis, IN 46206-9102; Pruco Life (22.18%), Flexible Premium, Variable Annuity Account, Attn.: Financial RPTG/SEP Accounts, 213 Washington Street, 7th Floor, Newark, NJ 07102-2917; NYLIAC (17.30%), Attn.: Ashesh Upadhyay, NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054-1007.

   Equity Index 500 Portfolio: Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002/d/; T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009/e/; First Security Benefit Life and Annuity Company of New York (6.83%), FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002.

   /d /Security Benefit Life Insurance Company, a subsidiary of Kansas Security
     Benefit Group, a Kansas corporation, owns 46.51% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   /e/ T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe
     Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 46.65% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   Health Sciences Portfolio: T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009/f/. Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002/g/.

   /f/ T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe
     Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 37.94% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   /g/ Security Benefit Life Insurance Company, a subsidiary of Kansas Security
     Benefit Group, a Kansas corporation, owns 59.05% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   Mid-Cap Growth Portfolio: Security Benefit Life Insurance Company (10.56%), FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002; C.M. Life Insurance Company, Attn.:
   Fund Operations/N255, 1295 State Street, Springfield, MA 01111-0001/h/; Mass Mutual Life Insurance Company (10.68%), Attn.: Fund Operations/N255, 1295 State Street, Springfield, MA 01111-0002; M M L Baystate Life Insurance Company (5.31%), Attn.: Fund Operations/N255, 1295 State Street, Springfield, MA 01111-0001.

   /h/ C.M. Life Insurance Company, a subsidiary of Massachusetts Mutual Life
     Insurance Company, a Massachusetts corporation, owns 57.07% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   New America Growth Portfolio: Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002/i/; United of Omaha--

   Series V, Attn.: Product Accounting and Reporting, 11th Floor, Mutual of Omaha Plaza, Omaha, NE 68175-0001/j/; Peoples Benefit Life Insurance Company (6.41%), Attn.: FMD Accounting 4410, 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001; Farm Bureau Life Insurance Company (6.49%), Attn.: Mutual Fund Accounting, 5400 University Avenue, West Des Moines, IA 50266-5997.

   /i/ Security Benefit Life Insurance Company, a subsidiary of Kansas Security
     Benefit Group, a Kansas corporation, owns 38.03% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   /j/ United of Omaha, a subsidiary of Nebraska Mutual of Omaha, a Nebraska corporation, owns 32.85% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

   Personal Strategy Balanced Portfolio: Security Benefit Life Insurance Company (21.42%), FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison Street, Topeka, KS 66636-0002; United of Omaha-Series V, Attn.:
   Product Accounting and Reporting, 11th Floor, Mutual of Omaha Plaza, Omaha, NE 68175-0001/k/; Sentry Life Insurance Company (13.75%), Attn.: Laurie Schultz, 1800 N. Point Drive, Stevens Point, WI 54481-1283, Farm Bureau Life Insurance Company (10.56%), Attn.: Mutual Fund Accounting, 5400 University Avenue, Wes Des Moines, IA 50266-5997.

   /k/ United of Omaha, a subsidiary of Nebraska Mutual of Omaha, a Nebraska corporation, owns 38.58% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services
   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . In addition to these services,
   T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory, services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Analytical comparing the fund's advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund's advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Management Fee
   Each fund pays T. Rowe Price an annual fee (the "Fee"), and each fee is listed in the table below. The Fee is paid monthly to the T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate and multiplying this product by the net assets of the fund for that day as determined in accordance with the fund's prospectus as of the close of business from the previous business day on which the fund was open for business.

Blue Chip Growth Portfolio            0.85%
Equity Income Portfolio               0.85%
Equity Index 500 Portfolio            0.40%
Health Sciences Portfolio             0.95%
Mid-Cap Growth Portfolio              0.85%
New America Growth Portfolio          0.85%
Personal Strategy Balanced Portfolio  0.90%



   The Management Agreement between the fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of the fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities; directors' fee and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price. The fund pays certain distribution expenses with respect to II class shares under a 12b-1 plan providing for the distribution of II class shares. (See Distribution and Shareholder Services Plan below.) Under the Management Agreement, the fund paid T. Rowe Price the following amounts for the years indicated:

        Portfolio               2001          2000           1999
        ---------               ----          ----           ----
Blue Chip Growth             $   40,000           (a)            (a)
Equity Income                 6,021,000    $4,835,000     $4,929,000
Equity Index 500                 16,000           (a)            (a)
Health Sciences                  34,000           (a)            (a)
Mid-Cap Growth                2,684,000     1,937,000        509,000
New America Growth              807,000       993,000        995,000
Personal Strategy Balanced      940,000       944,000        741,000



  (a) Prior to commencement of operations.

   From time to time, T. Rowe Price may pay eligible insurance companies for services they provide to the fund for contract holders. The fund's investment manager made payments to various insurance companies in the following amounts for the last calendar year:

Equity Income Portfolio                     $1,128,600
Mid-Cap Growth Portfolio                       302,925
New America Growth Portfolio                    81,033
Personal Strategy Balanced Portfolio           119,337



   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price

   Associates, Inc. . Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.


   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio-II Classes

                   Distribution and Shareholder Services Plan

   The fund Directors adopted a Plan pursuant to Rule 12b-1 on February 6, 2002, with respect to each II class. Each Plan provides that the II class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to II class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to various insurance companies, their agents, and contract distributors other than Investment Services. Under the Plan, each II class pays a fee at the annual rate of up to 0.25% of that class's average daily net assets. Normally, the full amount of the fee is paid to various insurance companies, their agents, and contract distributors on shares sold through these agencies. However, a lesser amount may be paid based on the level of services provided. These agencies may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the II class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the II class shares. The amount of fees paid by a II class during any year may be more or less than the cost of distribution and other services provided to the II class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

   The Plan requires that Investment Services provide, or cause to be provided, to the fund Directors for their review a quarterly written report identifying the amounts expended by each II class and the purposes for which such expenditures were made.

   Prior to approving the Plan, the fund considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its II class, and the II class's shareholders. The fund Directors noted that to the extent the Plan allows a fund to sell II class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by insurance companies, their agents, and contract distributors with which shareholders have an existing relationship.

   The Plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any II class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such II class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to a II class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the II class.

   The II class commenced operations on April 29, 2002, therefore no payments were made to insurance companies, their agents, and contract distributors for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the 12b-1 Plan prior to that date.



 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The fund has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days of their execution. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.


                      How Brokers and Dealers Are Selected

   Equity Securities
   In purchasing and selling equity securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers, and in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed-Income Securities
   Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   Equity and Fixed-Income Securities
   With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   Subject to its policy on directed brokerage (see below), T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe

   Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


                               Directed Brokerage

   In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.

              Commissions to Brokers Who Furnish Research Services

   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while
   T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings in which the fund participates. Research is used overall to benefit such accounts which purchase in the offering.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is

   T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order.
   T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies

   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, and credit exposure).


                                      Other

                               2001                2000                1999
         Fund           Commissions    %    Commissions    %    Commissions     %
         ----           -----------    -    -----------    -    -----------     -
Blue Chip Growth
Portfolio                $  8,000    21.8%          *       *           *        *
Equity Income
Portfolio                 603,000    21.8    $518,000    40.4%   $470,000     39.4%
Equity Index 500
Portfolio                   3,000    0.05           *       *           *        *
Health Sciences
Portfolio                   7,000    23.4           *       *           *        *
Mid-Cap Growth
Portfolio                 618,000    17.8     418,000    19.2     236,000     26.2
New America Growth
Portfolio                 134,000    35.7     239,000    29.0     266,000     17.2
Personal Strategy         132,000    10.1      83,000    21.7      73,000     25.0
Balanced Portfolio
------------------------------------------------------------------------------------



 (*) Prior to commencement of operations.

   The portfolio turnover rates for each fund for the last three fiscal years are as follows:

                Fund                      2001          2000           1999
                ----                      ----          ----           ----
Blue Chip Growth Portfolio               42.2%            *              *
Equity Income Portfolio                  17.2          38.7%          32.6%
Equity Index 500 Portfolio               32.6             *              *
Health Sciences Portfolio                81.1             *              *
Mid-Cap Growth Portfolio                 41.8          46.3           48.1
New America Growth Portfolio             56.4          89.2           42.1
Personal Strategy Balanced Portfolio     81.5          55.4           51.3


   (*) Prior to commencement of operations.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

   Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless the separate account elects otherwise, the fourth-quarter dividend (if applicable) and capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

   In 1987, the Treasury Department indicated that it may issue regulations addressing the circumstances in which a policyholder's control of the investments of the insurance company separate account would result in the policyholder being treated as the owner of such assets. Although there is no present indication that such regulations will be issued, their adoption could alter the tax treatment of the policyholder, separate account, or insurance company.

   For tax purposes, the fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end) to avoid a federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements. It does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares.

   At the time of your purchase, the fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70% deduction for dividends received by corporations, and (3) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h) which in turn could adversely affect the tax status of life insurance and annuity contracts with premiums invested in the affected separate accounts.

All funds except Equity Index 500 Portfolio

   To the extent the fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

                  Cumulative Performance Percentage Change
                           Periods ended 12/31/01
            Fund               1 Yr.    5 Yrs.  10 Yrs.    Since     Inception
            ----               -----    ------  -------    -----     ---------
                                                         Inception     Date
                                                         ---------     ----
Blue Chip Growth Portfolio     -13.80%  --         --     -13.80%    12/29/00
Equity Income Portfolio          1.46   67.20%     --     188.64     03/31/94
Equity Index 500 Portfolio     -11.88   --         --     -11.88     12/29/00
Health Sciences Portfolio       -8.80   --         --      -8.80     12/29/00
Mid-Cap Growth Portfolio        -0.92   90.97      --      90.97     12/31/96
New America Growth Portfolio   -11.84   27.51      --     133.67     03/31/94
Personal Strategy Balanced      -2.41   50.49      --     121.13     12/30/94
Portfolio
-------------------------------------------------------------------------------



                   Average Annual Compound Rates of Return
                           Periods ended 12/31/01
            Fund              1 Yr.    5 Yrs.   10 Yrs.    Since     Inception
            ----              -----    ------   -------    -----     ---------
                                                         Inception     Date
                                                         ---------     ----
Blue Chip Growth Portfolio    -13.80%  --          --     -13.73%    12/29/00
Equity Income Portfolio         1.46   10.83%      --      14.65     03/31/94
Equity Index 500 Portfolio    -11.88   --          --     -11.82     12/29/00
Health Sciences Portfolio      -8.80   --          --      -8.75     12/29/00
Mid-Cap Growth Portfolio       -0.92   13.81       --      13.81     12/31/96
New America Growth Portfolio  -11.84    4.98       --      11.57     03/31/94
Personal Strategy Balanced     -2.41    8.52       --      12.00     12/30/94
Portfolio
-------------------------------------------------------------------------------






                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

   The fund is a no-load fund which imposes no sales charges or 12b-1 fees. No-load funds are generally sold directly to the public without the use of commissioned sales representatives. This means that 100% of your purchase is invested for you.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The Charter of the Corporation authorizes its Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. Currently, the Corporation consists of the following seven series and the years in which they were established: Equity Income Portfolio, Personal Strategy Balanced Portfolio, New America Growth Portfolio, 1994; Mid-Cap Growth Portfolio, 1996; and Blue Chip Growth Portfolio, Equity Index 500 Portfolio, Health Sciences Portfolio, 2000. In 2002, the Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio issued a separate class of shares known as the II class. Each series represents a separate class of the Corporation's shares and has different objectives and investment policies. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Corporation's Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

   Except to the extent that the Corporation's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

   There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   The financial statements of the fund listed below for the periods ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report for the periods ended December 31, 2001. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the periods ended December 31, 2001, are incorporated into this Statement of Additional Information by reference:

                          ANNUAL REPORT REFERENCES:
                                        PERSONAL STRATEGY    EQUITY INCOME
                                        BALANCED PORTFOLIO   PORTFOLIO
                                        ------------------   ---------
Financial Highlights, December 31,
2001                                             5                  5
Statement of Net Assets, December 31,
2001                                           6-24                6-9
Statement of Operations, year ended
December 31,
2001                                            25                  10
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                            26                  11
Notes to Financial Statements,
December 31, 2001                              27-29              12-13
Report of Independent Accountants               30                  14



                                          EQUITY INDEX 500   HEALTH SCIENCES
                                          PORTFOLIO          PORTFOLIO
                                          ---------          ---------
Financial Highlights, December 31, 2001           6                 5
Statement of Net Assets, December 31,
2001                                            7-14               6-7
Statement of Operations, year ended
December 31,
2001                                             15                 8
Statement of Changes in Net Assets,
December 29, 2000, through December 31,
2001                                             16                 9
Notes to Financial Statements, December
31, 2001                                        17-18             10-11
Report of Independent Accountants                19                 12



                                           MID-CAP GROWTH    NEW AMERICA
                                           PORTFOLIO         GROWTH PORTFOLIO
                                           ---------         ----------------
Financial Highlights, December 31, 2001           7                 6
Statement of Net Assets, December 31,
2001                                             8-10              7-9
Statement of Operations, year ended
December 31,
2001                                              11                10
Statement of Changes in Net Assets, years
ended                                                               1
December 31, 2001, and December 31, 2000          12                1
Notes to Financial Statements, December                             1
31, 2001                                        13-14              2-13
                                                                    1
Report of Independent Accountants                 15                4

                                                     BLUE CHIP GROWTH
                                                     ----------------
                                                     PORTFOLIO
                                                     ---------
Financial Highlights, December 31, 2001                         6
Statement of Net Assets, December 31, 2001                     7-9
Statement of Operations, year ended December 31,
2001                                                            10
Statement of Changes in Net Assets, December 29,
2000, through December 31, 2001                                 11
Notes to Financial Statements, December 31, 2001              12-13
Report of Independent Accountants                               14




Personal Strategy Balanced Portfolio

 RATINGS OF COMMERCIAL PAPER
 -------------------------------------------------------------------------------
   Moody's Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

   Standard & Poor's Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A1, A2, or A3.

   Fitch IBCA, Inc. Fitch 1-Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2-Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.

   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C-Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.


                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D-In default.


                                Fitch IBCA, Inc.

   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB, B, CCC, CC, and C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.